Statements of Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax Effect
Amortization of net loss and prior service costs, tax expense	$ 7	$ 953	$ 605
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Tax	(4,997)	10,643	(3,933)
Unrealized net holding gain on cash flow hedge, tax Expense	0	0	296
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	405	0	0
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Tax	0	6	19
Unrealized net holding gain (loss) on securities available-for-sale, tax expense	$ 16,329	$ (21,242)	$ (1,664)